SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS
Schedule of net revenues by geographic locations

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Revenues
PRC	$294,946	$364,940	$312,121

Elsewhere in Asia
Malaysia	5,087	4,974	720
Singapore	3,542	3,528	166
Oman	—	8,278	36,940
Hong Kong	8,499	3,484	10,109
United Arab Emirates	691	3,272	3,223
Indonesia	2,278	3,867	8,551
Kuwait	8,549	—	14,421
Others	10,189	23,513	4,460
Subtotal	38,835	50,916	78,590

Canada	7,318	914	887
United States of America	45,414	43,334	52,073
Subtotal	52,732	44,248	52,960
Venezuela	62,295	153,506	43,683
Egypt	646	6,039	23,484
Turkey	2,802	61	14,611
Others	18,209	66,415	35,848
Total	$470,465	$686,125	$561,297

Schedule of net revenues by products

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
API products	$277,290	$446,223	$400,622
Non-API products	70,143	144,766	90,161
Iron ore	31,918	—	—
Other products	91,114	95,136	70,514
Total	$470,465	$686,125	$561,297